FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02737

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Summer Street Trust

Fund Name: Fidelity High Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: APRIL 30

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Summer Street Trust

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/13/2007 12:13:28 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity High Income Fund
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ECHOSTAR COMMUNICATIONS CORPORATION MEETING DATE: 05/08/2007
TICKER: DISH SECURITY ID: 278762109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JAMES DEFRANCO AS A DIRECTOR	Management	For	For
1. 2	ELECT MICHAEL T. DUGAN AS A DIRECTOR	Management	For	For
1. 3	ELECT CANTEY ERGEN AS A DIRECTOR	Management	For	For
1. 4	ELECT CHARLES W. ERGEN AS A DIRECTOR	Management	For	For
1. 5	ELECT STEVEN R. GOODBARN AS A DIRECTOR	Management	For	For
1. 6	ELECT GARY S. HOWARD AS A DIRECTOR	Management	For	For
1. 7	ELECT DAVID K. MOSKOWITZ AS A DIRECTOR	Management	For	For
1. 8	ELECT TOM A. ORTOLF AS A DIRECTOR	Management	For	For
1. 9	ELECT C.MICHAEL SCHROEDER AS A DIRECTOR	Management	For	For
1. 10	ELECT CARL E. VOGEL AS A DIRECTOR	Management	For	For
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2007.	Management	For	For
3	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY ADJOURNMENT THEREOF.	Management	For	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: EL PASO CORPORATION MEETING DATE: 05/24/2007
TICKER: EP SECURITY ID: 28336L109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ELECT DIRECTOR : JUAN CARLOS BRANIFF	Management	For	For
2	ELECT DIRECTOR : JAMES L. DUNLAP	Management	For	For
3	ELECT DIRECTOR : DOUGLAS L. FOSHEE	Management	For	For
4	ELECT DIRECTOR : ROBERT W. GOLDMAN	Management	For	For
5	ELECT DIRECTOR : ANTHONY W. HALL, JR.	Management	For	For
6	ELECT DIRECTOR : THOMAS R. HIX	Management	For	For
7	ELECT DIRECTOR : WILLIAM H. JOYCE	Management	For	For
8	ELECT DIRECTOR : RONALD L. KUEHN, JR.	Management	For	For
9	ELECT DIRECTOR : FERRELL P. MCCLEAN	Management	For	For
10	ELECT DIRECTOR : STEVEN J. SHAPIRO	Management	For	For
11	ELECT DIRECTOR : J. MICHAEL TALBERT	Management	For	For
12	ELECT DIRECTOR : ROBERT F. VAGT	Management	For	For
13	ELECT DIRECTOR : JOHN L. WHITMIRE	Management	For	For
14	ELECT DIRECTOR : JOE B. WYATT	Management	For	For
15	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2007.	Management	For	For
16	APPROVAL OF THE STOCKHOLDER PROPOSAL SEEKING AN AMENDMENT TO THE BY-LAWS FOR SPECIAL SHAREHOLDER MEETINGS.	Shareholder	Against	For
17	APPROVAL OF THE STOCKHOLDER PROPOSAL SEEKING AN AMENDMENT TO THE BY-LAWS ON POLICY-ABANDONING DECISIONS.	Shareholder	Against	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: REVLON, INC. MEETING DATE: 06/05/2007
TICKER: REV SECURITY ID: 761525500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT RONALD O. PERELMAN AS A DIRECTOR	Management	For	For
1. 2	ELECT ALAN S. BERNIKOW AS A DIRECTOR	Management	For	For
1. 3	ELECT PAUL J. BOHAN AS A DIRECTOR	Management	For	For
1. 4	ELECT MEYER FELDBERG AS A DIRECTOR	Management	For	For
1. 5	ELECT HOWARD GITTIS AS A DIRECTOR	Management	For	For
1. 6	ELECT DAVID L. KENNEDY AS A DIRECTOR	Management	For	For
1. 7	ELECT EDWARD J. LANDAU AS A DIRECTOR	Management	For	For
1. 8	ELECT DEBRA L. LEE AS A DIRECTOR	Management	For	For
1. 9	ELECT LINDA GOSDEN ROBINSON AS A DIRECTOR	Management	For	For
1. 10	ELECT KATHI P. SEIFERT AS A DIRECTOR	Management	For	For
1. 11	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
2	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RURAL CELLULAR CORPORATION MEETING DATE: 05/25/2007
TICKER: RCCCO SECURITY ID: 781904404
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT KENDALL COWAN AS A DIRECTOR	Management	For	For
1. 2	ELECT RANDOLPH I. THORNTON AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: SPRINT NEXTEL CORPORATION MEETING DATE: 05/08/2007
TICKER: S SECURITY ID: 852061100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ELECTION OF DIRECTOR: KEITH J. BANE	Management	For	For
2	ELECTION OF DIRECTOR: ROBERT R. BENNETT	Management	For	For
3	ELECTION OF DIRECTOR: GORDON M. BETHUNE	Management	For	For
4	ELECTION OF DIRECTOR: FRANK M. DRENDEL	Management	For	For
5	ELECTION OF DIRECTOR: GARY D. FORSEE	Management	For	For
6	ELECTION OF DIRECTOR: JAMES H. HANCE, JR.	Management	For	For
7	ELECTION OF DIRECTOR: V. JANET HILL	Management	For	For
8	ELECTION OF DIRECTOR: IRVINE O. HOCKADAY, JR.	Management	For	For
9	ELECTION OF DIRECTOR: LINDA KOCH LORIMER	Management	For	For
10	ELECTION OF DIRECTOR: WILLIAM H. SWANSON	Management	For	For
11	TO RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF SPRINT NEXTEL FOR 2007.	Management	For	For
12	TO APPROVE THE 2007 OMNIBUS INCENTIVE PLAN.	Management	For	Against
13	SHAREHOLDER PROPOSAL CONCERNING ADVISORY VOTE ON COMPENSATION OF NAMED EXECUTIVE OFFICERS.	Shareholder	Against	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: TIME WARNER CABLE INC MEETING DATE: 05/23/2007
TICKER: TWC SECURITY ID: 88732J108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DAVID C. CHANG AS A DIRECTOR	Management	For	Withhold
1. 2	ELECT JAMES E. COPELAND, JR. AS A DIRECTOR	Management	For	Withhold
2	RATIFICATION OF AUDITORS.	Management	For	For
3	APPROVAL OF THE TIME WARNER CABLE INC. 2006 STOCK INCENTIVE PLAN.	Management	For	For
4	APPROVAL OF THE TIME WARNER CABLE INC. 2007 ANNUAL BONUS PLAN.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: XEROX CORPORATION MEETING DATE: 05/24/2007
TICKER: XRX SECURITY ID: 984121103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT GLENN A. BRITT AS A DIRECTOR	Management	For	For
1. 2	ELECT URSULA M. BURNS AS A DIRECTOR	Management	For	For
1. 3	ELECT WILLIAM CURT HUNTER AS A DIRECTOR	Management	For	For
1. 4	ELECT VERNON E. JORDAN, JR. AS A DIRECTOR	Management	For	For
1. 5	ELECT RICHARD J. HARRINGTON AS A DIRECTOR	Management	For	For
1. 6	ELECT ROBERT A. MCDONALD AS A DIRECTOR	Management	For	For
1. 7	ELECT ANNE M. MULCAHY AS A DIRECTOR	Management	For	For
1. 8	ELECT RALPH S. LARSEN AS A DIRECTOR	Management	For	For
1. 9	ELECT ANN N. REESE AS A DIRECTOR	Management	For	For
1. 10	ELECT MARY AGNES WILDEROTTER AS A DIRECTOR	Management	For	For
1. 11	ELECT N.J. NICHOLAS, JR. AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.	Management	For	For
3	AMENDMENT OF THE 2004 PERFORMANCE INCENTIVE PLAN.	Management	For	For
4	SHAREHOLDER PROPOSAL RELATING TO THE ADOPTION OF A VENDOR CODE OF CONDUCT.	Shareholder	Against	Abstain
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer